Share Capital (Other employee long-term incentives) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted share units ("RSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,911,592	1,911,738
Granted	397,329	719,978
Forfeiture	(151,915)	(195,159)
Settled	(641,670)	(524,965)
Shares outstanding	1,515,336	1,911,592
Deferred share units ("DSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,106,780	1,013,234
Granted	56,947	93,546
Forfeiture	0	0
Settled	(436,264)	0
Shares outstanding	727,463	1,106,780
Performance share units ("PSU")
Disclosure of classes of share capital [line items]
Shares outstanding	1,031,795	1,159,288
Granted	194,945	348,474
Forfeiture	0	(63,254)
Settled	(399,966)	(412,713)
Shares outstanding	826,774	1,031,795